Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Stockholders' Equity [Abstract]
STOCKHOLDERS' EQUITY

NOTE 9 — STOCKHOLDERS’ EQUITY

On May 14, 2024, the Board and Shareholders of the Company approved a .57-for-1 reverse stock split. All share and per share numbers included in these Financial Statements as of and for the nine months ended September 30, 2024 and 2023 and the year ended December 31, 2023 all periods presented reflect the effect of that stock split unless otherwise noted.

Common Stock — On October 31, 2023, the Company’s Board of Directors and shareholders increased the number of shares the Company is authorized to issue from 3,000,000 shares to 10,000,000 shares, including 9,500,000 shares of common stock and 500,000 shares of Founders Common Stock, par value of $0.0001 per share. (which Founders Common Stock has four votes per share). The key terms of the common stocks are summarized below:

Dividends — The holders of common stock and Founders Common Stock are entitled to receive dividends if declared by the Board of Directors. No dividends have been declared since the inception of the Company.

Voting rights — The holders of Founders Common Stock are entitled to four votes for each share of Founders Common Stock and general common stockholders are entitled to one vote for each share of general common stock.

Upon approval of this increase in authorized shares, the 2022 and 2023 Convertible Notes were exchanged (contingent upon the consummation of the Company’s initial public offering) for 3,312,148 additional shares of common stock and 507,394 prepaid warrants; The actual unconditional exchange of the Convertible Notes and reclassification of the aggregate fair value of exchanged notes (of $18,482,353 and $36,283,891 as of September 30, 2024 and December 31, 2023, respectively) will be reclassified from Convertible Notes to equity under the terms of the Subscription Exchange Agreement will occur upon the closing of the Company’s IPO (which occurred subsequent to September 30, 2024, on November 25, 2024) — which is the remaining prerequisite for the unconditional exchange of the 2022 and 2023 Convertible Notes for equity. (See Note 5.) Upon approval of the April 2024 increase of authorized capital stock, the Whiskey Special Operation Convertible Notes were exchanged (contingent upon the consummation of the Company’s initial public offering, which occurred subsequent to September 30, 2024, on November 25, 2024) for 2,399,090 additional shares of common stock and 546,927 prepaid warrants; The actual unconditional exchange of the Convertible Notes and reclassification of the aggregate fair value of exchanged notes (of $14,283,752 and $1,452,568 as of September 30, 2024 and December 31, 2023, respectively) will be reclassified from Convertible Notes to equity under the terms of the Subscription Exchange Agreement upon the closing of the Company’s anticipated IPO (which occurred subsequent to September 30, 2024, on November 25, 2024) — which is the remaining prerequisite for the unconditional exchange of the Whiskey Special Operation Convertible Notes for equity. (See Note 5.) As of September 30, 2024, the Company had 441,914 shares of common stock issued and outstanding. As of September 30, 2024, including the 5,711,238 shares of common stock related to the conversion of the Convertible Notes, the Company had 6,153,152 shares of common stock issued and outstanding. During the nine months ended September 30, 2024 and year ended December 31, 2023, the Company repurchased 21 and 72 shares of common stock, respectively, and 0, 9,493 and 0 common stock warrants, respectively, were exercised.

In the second quarter of 2024, the Company’s Board of Directors and shareholders took certain actions and approved amendments to the Company’s amended and restated certificate of incorporation and bylaws in preparation for the Company’s initial public offering (which occurred subsequent to September 30, 2024, on November 25, 2024) (the “Actions and Amendments”). These Actions and Amendments, included, among other things:

●	filing a second amendment to the Company’s amended and restated certificate of incorporation on April 1, 2024, to increase the Company’s authorized capital stock from 10,000,000 shares to 70,000,000 shares, including 69,500,000 shares of common stock and 500,000 shares of Founders Common Stock. The increase in authorized shares included provision for the additional shares to be issued with the Company’s anticipated IPO, including those discussed in the following paragraphs, and other future equity activities not yet known.

●	filing a third amendment to the Company’s amended and restated certificate of incorporation on May 14, 2024, to further increase the Company’s authorized capital stock to 75,000,000 shares, including 5,000,000 shares of preferred stock.

Contingent upon the consummation of the Company’s initial public offering (which occurred subsequent to September 30, 2024, on November 25, 2024), 65,891 of the October 2023 prepaid warrants to purchase common stock were exercised into 65,891 shares of common stock.

Prepaid Warrants to Purchase Common Stock -- In August 2024, certain holders of shares of common stock agreed to exchange an aggregate of 2,816,291 shares of their common stock into a like number of pre-paid warrants. Such pre-paid warrants will be eligible for exercise without the payment of additional consideration at any time that the respective holder beneficially owns a number of shares of common stock that is less than 9.99% of the Company’s outstanding shares of common stock for a number of shares that would cause the holder to beneficially own 9.99% of the Company’s outstanding shares of common, and having no expiration date.

Preferred stock — In May 2024, the Company’s Board of Directors and Shareholders approved an offering of Series A Convertible Preferred Stock of up to $5,000,000, of which $4,948,478 was issued and outstanding and $51,522 remained available for issuance as of September 30, 2024. The shares of Series A Convertible Preferred Stock, par value $0.0001 per share (the “Series A Preferred Stock”) were sold at a Subscription Price of $10 per share and have a stated value of $12 per share (the “Stated Value”), and included stock purchase warrants to purchase shares of common stock calculated at 25% of the subscription price then divided by $5.00, with an exercise price equal to the lesser of $5.00 per share or the price per share at which the common stock is sold in the Company’s initial public offering. The warrants expire June 15, 2029. At any time after June 15, 2027, the Warrants shall be automatically exercised on a cashless basis if the common stock has traded for 5 consecutive trading days at or above 125% of the Exercise Price. The Series A Preferred Stock is entitled to receive, out of funds legally available therefor, cumulative dividends at the rate of 15% per annum of the Stated Amount (or $1.80 per share) payable if and when declared by the Board of Directors of the Company or upon conversion or redemption of the Series A Preferred Stock.

Dividends on the Series A Preferred Stock may be paid by the Company in cash, by delivery of shares of common stock or through a combination of cash and shares of common stock. If paid in common stock, the holder shall receive a number of shares of common stock equal to the quotient of 110% of the accrued dividends to be paid in common stock divided by the Conversion Price (as defined below). The Company may make payments of dividends in common stock only if the average closing price of the common stock over the five trading days preceding the dividend payment date is at or above the Conversion Price. Holders of the Series A Preferred Stock have no voting rights except as required by law.

Each share of Series A Preferred Stock may be converted at any time at the election of the holder into a number of shares of common stock determined by dividing (a) an amount equal to 110% of the sum of (i) the Stated Value plus (ii) the amount of all accrued dividends, by (b) the then applicable Conversion Price. The “Conversion Price” was initially equal to $5.00 per share, subject to adjustment to the price per share at which the common stock is sold at the Company’s Initial Public Offering if lower than the initial Conversion Price (and was fixed at $4.00 per share subsequent to September 30, 2024, upon the November 25, 2024 initial public offering at $4.00 per share). Each share of Series A Preferred Stock will automatically be converted on June 15, 2027 into a number of shares of common stock determined by dividing (a) an amount equal to 110% of the sum of (i) the Stated Value plus (ii) the amount of all accrued dividends, by (b) the then-applicable Conversion Price.

Any time on or after June 15, 2025, the Company shall have the right to redeem some or all of the outstanding shares of Series A Preferred Stock from funds legally available therefor, upon at least 30 days prior written notice to the holders of the Series A Preferred Stock, at a redemption price per share equal to 110% of the sum of the Stated Amount plus all accrued and unpaid dividends on such shares of Series A Preferred Stock.

As of September 30, 2024, the Company had received subscriptions of $4,948,478 of Series A Preferred Stock (of which $1,831,265 was from a related party), including $2,025,000 in cash (of which $834,000 was from a related party); $1,155,000 in the form of 525 barrels of aged whiskey (with an average value of $2,200 per barrel and with $259,875 allocated to barrel fixed assets and $895,125 allocated to whiskey inventory); $110,600 was paid by the sale of and transfer to the Company by a related party of an aggregate of 50 barrels of premium aged whiskey (with an average value of $2,212 per barrel and with $24,750 allocated to barrel fixed assets and $85,850 allocated to whiskey inventory); and, $719,919 was paid by the cancellation of outstanding indebtedness (factoring agreements) during the three months ended September 30, 2024 (of which $296,619 was from a related party). In addition, the Series A Preferred Stockholders who were issued Series A Preferred Stock during the three months ended September 30, 2024 received an additional 510,315 warrants with an exercise price of $6.00 per share as part of the Series A Preferred Stock subscriptions (the “$6.00 Warrants”) (of which 321,026 of the $6.00 Warrants were issued to a related party). In September 2024, the 510,315 $6.00 Warrants (including 321,026 $6.00 Warrants from a related party) were exchanged for 93,789 shares of Series A Preferred Stock that did not include any related warrants (including 59,001 shares of Series A Preferred Stock that did not include any related warrants for a related party). The value assigned to the $6.00 Warrants exchanged for Series A preferred Stock that did not include any warrants was negotiated to be $937,959 (including $590,045 from a related party), or $1.838 per $6.00 Warrant using a Black-Scholes Valuation model with a then estimated IPO stock price of $5.00 per share and exercise price of $6.00 per share (See Note 16.), The Company allocated the net proceeds between the warrants and the Series A Preferred Stock using the relative fair value method.

In connection with the $4,948,478 of Series A Preferred Stock, the Company also issued 197,013 warrants to purchase common stock at the lesser of $5.00 per share or the price per share at which the common stock is sold in the Company’s initial public offering (of which 60,563 of the $5.00 Warrants were issued to a related party). (See Note 16.) Subsequent to September 30, 2024, upon the November 25, 2024 initial public offering at $4.00 per share, the 197,013 warrants at $5.00 per share were recalculated and reissued as 246,267 warrants at $4.00 per share (and the 60,563 related party warrants at $5.00 per share were recalculated and reissued as 75,705 warrants at $4.00 per share.).

The Series A Preferred Stock has a liquidation preference equal to the greater of (i) 110% of the sum of (a) the Stated Value, plus (b) the amount of the aggregate dividends then accrued on such share of Series A Preferred Stock and not previously paid, or (ii) such amount per share as would have been payable had all shares of Series A Preferred Stock been converted into common stock immediately prior to such liquidation, dissolution or winding up. Accordingly, the Series A Preferred Stock liquidation preference as of September 30, 2024 (with 494,840 shares outstanding and a stated value of $5,938,173) was $6,669,697.

Stock options — The Company’s 2018 Equity Incentive Plan was approved by the HDC Board and the HDC shareholders in March 2018. On April 27, 2019, in anticipation of the Company’s reorganization on May 1, 2019, the HDHC Board and the HDHC sole stockholder approved HDHC’s 2019 Equity Incentive Plan (the “2019 Plan”). Subsequent to September 30, 2024, upon the closing of the Company’s initial public offering (which occurred on November 25, 2024), the 2024 Equity Incentive Plan (the “2024 Plan”) became effective, authorizing the issuance of up to 2,500,000 shares of common stock.

The 2019 Plan allows for the grant of incentive stock options (“ISOs”), nonqualified stock options (“NQSOs”), stock appreciation rights (“SARs”), restricted stock, RSU awards, performance shares, and performance units to eligible participants for ten (10) years (until April 2029). The cost of awards under the 2019 Plan generally is based on the fair value of the award on its grant date. The maximum number of shares that may be utilized for awards under the 2019 Plan is 256,500.

The following sets forth the outstanding ISOs and related activity under the 2019 Plan for the nine months ended September 30, 2024:

Options Outstanding	Number of Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2023	6,178	$157.89	1.85	$—
Forfeited	(167)	$157.89
Outstanding at September 30, 2024	6,011	$157.89	1.11	$—
Exercisable at September 30, 2024	6,011	$157.89	1.11	$—

ISOs require a recipient to remain in service to the Company, ISOs generally vest ratably over periods ranging from one to four years from the vesting start date of the grant and vesting of ISOs ceases upon termination of service to the Company. Vested ISOs are exercisable for three months after the date of termination of service. The terms and conditions of any ISO shall comply in all respects with Section 422 of the Code, or any successor provision, and any applicable regulations thereunder. The exercise price of each ISO is the fair market value of the Company’s stock on the applicable date of grant. The Company used the mean volatility estimate from Carta’s 409A valuation based on the median 5-year volumes of select peer companies. Fair value is estimated based on a combination of shares being sold at $157.89 up through February of 2019 and the most recent 409A completed when these ISOs were issued in April of 2018 valuing the Company’s stock at $157.89 per share. No ISOs may be granted more than ten (10) years after the earlier of the approval by the Board, or the stockholders, of the 2019 Plan.

There were no grants in the nine months ended September 30, 2024 and the year ended December 31, 2023. As of September 30, 2024, the Company had $0 of unrecognized compensation expense related to ISOs expected to vest over a weighted average period of 0.0 years. The weighted average remaining contractual life of outstanding and exercisable ISOs is 1.10 years.

The following table presents stock-based compensation expense included in the condensed consolidated statements of operations related to ISOs issued under the 2019 Plan:

	For the Nine Months Ended September 30,
	2024	2023
Cost of Sales	$—	$—
Sales and Marketing	—	—
General and Administrative	—	18,595
Total Share-based Compensation	$—	$18,595

Restricted stock units — The RSU awards granted in 2019 under the 2019 Plan were granted at the fair market value of the Company’s stock on the applicable date of grant. RSU awards generally vest ratably over periods ranging from one to four years from the grant’s start date. Upon termination of service to the Company, vesting of RSU awards ceases, and most RSU grants are forfeited by the participant, unless the award agreement indicates otherwise. The majority of RSU awards are “double trigger” and both the service-based component, and the liquidity-event component (including applicable lock-up periods) must be satisfied prior to an award being settled. Upon settlement, the RSU awards are paid in shares of the Company’s common stock. The Company recognizes the compensation expense for the restricted stock units based on the fair value of the shares at the grant date amortized over the stated period for only those shares that are not subject to the double trigger.

The following table summarizes the RSU activity for the nine months ended September 30, 2024:

	Restricted Stock Units	Weighted Average Exercise Price Per Share
Unvested and Outstanding at December 31, 2023	116,944	$157.89
Granted	232,025	$4.00
Forfeited/Canceled/Expired	(105,880)	$157.89
Unvested and Outstanding at September 30, 2024	243,089	$11.00

During the nine months ended September 30, 2024 and 2023, the Company recognized no stock-based compensation expense in connection with RSU awards granted under the plans. Compensation expense for RSU awards is recognized upon meeting both the time-vesting condition and the triggering event condition. During the nine months ended September 30, 2024, 440 restricted stock units (“RSUs”) were forfeited. In May 2024, 105,360 RSUs were voluntarily terminated, leaving 11,064 issued RSUs to settle at a grant value of $157.89 per unit. In May 2024, the Board of Directors approved awarding 232,025 RSUs to employees, directors and consultants with a fair grant value of $4.00 per unit. These RSUs contain a double trigger and, upon grant, were deemed to have met their time-based service requirements for vesting. They will settle on the expiration of the Market Stand-off provision in the 2019 stock incentive plan (or May 24, 2025, which is 180 days from the November 25, 2024 closing of the Company’s initial public offering, which occurred subsequent to September 30, 2024). Assuming all of them settle into common stock we would expect to book an expense of $2,674,995 at the fair grant values per RSU for the total 243,089 awards as of September 30, 2024.

Equity-classified warrants — The Company estimates the fair values of equity warrants using the Black-Scholes option-pricing model on the date of issuance. During the nine months ended September 30, 2024 and 2023, the Company issued 197,013 and zero warrants, respectively, (of which, 60,563 and 0 were to a related party) to purchase common stock. As of September 30, 2024 and December 31, 2023, there were outstanding and exercisable warrants to purchase 337,495 and 116,928, respectively, shares of common stock. As of September 30, 2024, the weighted-average remaining contractual term was 4.20 years for the outstanding and exercisable warrants.

Deferred Compensation — Beginning in May 2023, certain senior level employees elected to defer a portion of their salary until such time as the Company completed a successful public registration of its stock (which occurred subsequent to September 30, 2024, on November 25, 2024). Upon success of the Company’s initial public offering, each employee will then be paid their deferred salary plus $2 dollars in RSUs or stock options (under the new 2024 Plan noted above) for every $1 dollar of deferred salary. As of September 30, 2024, the Company recorded approximately $787,653 including employer tax obligation of such deferred payroll expense, in accrued liabilities. Accordingly, as of September 30, 2024 the Company has also committed to issue approximately $1,339,006 in equity compensation related to the deferred compensation.

NOTE 9 — STOCKHOLDERS’ EQUITY

Common stock — On October 31, 2023, the Company’s Board of Directors and shareholders increased the number of shares the Company is authorized to issue from 3,000,000 shares to 10,000,000 shares, including 9,500,000 shares of common stock and 500,000 shares of Founders Common Stock, par value of $0.0001 per share. Subsequent to December 31, 2023, the Company is in process filing a Second Amendment to its Amended and Restated Certificate of Incorporation to increase authorized capital to 70,000,000 shares. (See Note 16.) The key terms of the common stocks are summarized below:

Dividends — The holders of common stock and Founders Common Stock are entitled to receive dividends if declared by the Board of Directors. No dividends have been declared since the inception of the Company.

Voting rights — The holders of Founders Common Stock are entitled to four votes for each share of Founders Common Stock and general common stockholders are entitled to one vote for each share of general common stock.

Upon approval of this increase in authorized shares, the 2022 and 2023 Convertible Notes were exchanged (contingent upon the consummation of this offering) for 3,312,148 additional shares of common stock and 507,394 prepaid warrants; The actual unconditional exchange of the Convertible Notes and reclassification of the aggregate fair value of exchanged notes (of $36,283,891 as of December 31, 2023) will be reclassified from Convertible Notes to equity (of Common Stock Par Value of $331 and Paid-in-capital of $36,283,560) under the terms of the Subscription Exchange Agreement will occur upon the effectiveness of the Company’s anticipated IPO — which is the remaining prerequisite for the unconditional exchange of the 2022 and 2023 Convertible Notes for equity. (See Note 5.) As of December 31, 2023, the Company had 381,484 shares of common stock issued and outstanding. As of December 31, 2023, including the 3,312,148 shares of common stock related to the conversion of the 2022 and 2023 Convertible Notes, the Company had 3,693,632 shares of common stock issued and outstanding. During the year ended December 31, 2023, the Company repurchased 126 shares of common stock and no common stock warrants were exercised.

Stock options — The Company’s 2018 Equity Incentive Plan was approved by the HDC Board and the HDC shareholders in March 2018. On April 27, 2019, in anticipation of the Company’s reorganization on May 1, 2019, the HDHC Board and the HDHC sole stockholder approved HDHC’s 2019 Equity Incentive Plan (the “2019 Plan”).

The 2019 Plan allows for the grant of incentive stock options (“ISOs”), nonqualified stock options (“NQSOs”), stock appreciation rights (“SARs”), restricted stock, RSU awards, performance shares, and performance units to eligible participants for ten (10) years (until April 2029). The cost of awards under the 2019 Plan generally is based on the fair value of the award on its grant date. The maximum number of shares that may be utilized for awards under the 2019 Plan is 450,000.

The following sets forth the outstanding ISOs and related activity for the years ended December 31, 2023 and 2022:

Options Outstanding	Number of Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2021	8,470	$157.89	3.82	$—
Forfeited	(333)	$157.89
Outstanding at December 31, 2022	8,137	$157.89	2.78	$—
Exercisable at December 31, 2022	7,847	$157.89	2.76	$—
Forfeited	(1,959)	$157.89
Outstanding at December 31, 2023	6,178	$157.89	1.86	$—
Exercisable at December 31, 2023	6,178	$157.89	1.86	$—
Remaining unvested at December 31, 2023	—	$157.89

ISOs require a recipient to remain in service to the Company, ISOs generally vest ratably over periods ranging from one to four years from the vesting start date of the grant and vesting of ISOs ceases upon termination of service to the Company. Vested ISOs are exercisable for three months after the date of termination of service. The terms and conditions of any ISO shall comply in all respects with Section 422 of the Code, or any successor provision, and any applicable regulations thereunder. The exercise price of each ISO is the fair market value of the Company’s stock on the applicable date of grant. The Company used the mean volatility estimate from Carta’s 409A valuation based on the median 5-year volumes of select peer companies. Fair value is estimated based on a combination of shares being sold at $157.89 up through February of 2019 and the most recent 409A completed when these ISOs were issued in April of 2018 valuing the Company’s stock at $157.89 per share. No ISOs may be granted more than ten (10) years after the earlier of the approval by the Board, or the stockholders, of the 2019 Plan.

There were no grants in the years ended December 31, 2023 and 2022. As of December 31, 2023, the Company had $0 of unrecognized compensation expense related to ISOs expected to vest over a weighted average period of 0.0 years. The weighted average remaining contractual life of outstanding and exercisable ISOs is 1.86 years.

The following table presents stock-based compensation expense included in the consolidated statements of operations related to ISOs issued under the 2019 Plan:

	For the Twelve Months Ended December 31,
	2023	2022
Cost of Sales	$—	$12,215
Sales and Marketing	—	21,361
General and Administrative	18,595	53,083
Total Share-based Compensation	$18,595	$86,659

Restricted stock units — The RSU awards granted in 2019 under the 2019 Plan were granted at the fair market value of the Company’s stock on the applicable date of grant. RSU awards generally vest ratably over periods ranging from one to four years from the grant’s start date. Upon termination of service to the Company, vesting of RSU awards ceases, and most RSU grants are forfeited by the participant, unless the award agreement indicates otherwise. The majority of RSU awards are “double trigger” and both the service-based component, and the liquidity-event component (including applicable lock-up periods) must be satisfied prior to an award being settled. Upon settlement, the RSU awards are paid in shares of the Company’s common stock. The Company recognizes the compensation expense for the restricted stock units based on the fair value of the shares at the grant date amortized over the stated period for only those shares that are not subject to the double trigger.

The following table summarizes the RSU activity for the years ended December 31, 2023 and 2022:

	Restricted Stock Units	Weighted Average Exercise Price Per Share
Unvested and Outstanding at December 31, 2021	105,727	$157.89
Granted	14,015	$157.89
Forfeited/Canceled/Expired	(734)	$157.89
Unvested and Outstanding at December 31, 2022	119,008	$157.89
Granted	—	$157.89
Forfeited/Canceled/Expired	(2,020)	$157.89
Unvested and Outstanding at December 31, 2023	116,988	$157.89

During the years ended December 31, 2023 and 2022, the Company recognized no stock-based compensation expense in connection with RSU awards granted under the plans. Compensation expense for RSU awards is recognized upon meeting both the time-vesting condition and the triggering event condition. As of December 31, 2023, based upon the grant date fair value of such RSU awards of $157.89 per share, we would expect to recognize $18,471,789 of previously unrecognized compensation expense for RSU awards upon the settling of those RSUs and the expiration any associated lock up agreements entered into in connection with this offering.

Equity-classified warrants — During the year ended 2022, the Company issued 8,166 warrants to purchase the Company’s common stock to certain broker companies as part of consideration for services performed related to funding purposes. The warrants are exercisable, in whole or in part, into shares of the Company’s common stock at an exercise price of $90 per share at the option of the warrant holders, at any time. The Company determined that warrants are equity instruments in accordance with ASC 815 — Derivatives and Hedging. The fair value of the warrants at the date of the issuance was $303,000 and was recorded as part of “General and Administrative” expense in the consolidated statements of operations and an increase in additional paid in capital in the consolidated balance sheets.

The Company estimates the fair values of equity warrants using the Black-Scholes option-pricing model on the date of issuance. During the year ended December 31, 2023, the Company did not issue any warrants to purchase the Company’s common stock. During the years ended December 31, 2023 and 2022, the assumptions used in the Black-Scholes option pricing model were as follows:

	For the Years Ended December 31,
	2023	2022
Weighted Average Expected Volatility	—	44.32%
Expected Dividends	—	0.00%
Weighted Average Expected Term (in years)	—	5.00
Risk-Free Interest Rate	—	2.14%

As of December 31, 2023, 35,720 warrants were added for previous variable warrants. As of December 31, 2023 and 2022, there were outstanding and exercisable warrants to purchase 116,928 and 81,208, respectively, shares of the Company’s common stock, As of December 31, 2023, the weighted-average remaining contractual term was 1.56 years for the outstanding and exercisable warrants.

Deferred Compensation — Beginning in May 2023, certain senior level employees elected to defer a portion of their salary until such time as the Company completed a successful public registration of its stock. Upon success of the public registration, each employee will then be paid their deferred salary plus $2 dollars in RSUs or stock options (under the new 2024 Plan — See Note 16) for every $1 dollar of deferred salary. As of December 31, 2023, the Company recorded about $407,963 including employer tax obligation of such deferred payroll expense, included in accrued liabilities. Accordingly, as of December 31, 2023 the Company has also committed to issue approximately $650,138 in equity compensation related to the deferred compensation.